Share based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based compensation [Line Items]
Summary of the restricted shares activity
	Number of restricted shares	Weighted average grant-date fair value (US$)

Outstanding, January 1, 2013	18,230,801	0.4898
Forfeited	(1,581,789)	0.8726
Vested	(11,975,287)	0.3906

Outstanding, December 31, 2013	4,673,725	0.6144
Forfeited	(159,410)	0.9362
Vested	(4,514,315)	0.6030

Outstanding, December 31, 2014 and 2015	-	-

Summary of the restricted share units activity
	Number of restricted shares	Weighted average grant-date fair value (US$)

Outstanding, January 1, 2013	26,695,621	1.0415
Granted	29,965,989	0.9338
Forfeited	(3,522,992)	1.0699
Vested	(8,836,018)	1.0429

Outstanding, December 31, 2013	44,302,600	0.9639

Granted	9,912,595	3.5805
Forfeited	(3,125,430)	1.1859
Vested	(12,283,670)	1.0144

Outstanding, December 31, 2014	38,806,095	1.5984

Granted	16,012,644	3.3358
Forfeited	(7,312,548)	1.8920
Vested	(11,222,589)	1.4374

Outstanding, December 31, 2015	36,283,602	2.3535

Expected to vest at December 31, 2015	34,548,581	2.3356

Pre-2009 Scheme Options [Member]
Share-based compensation [Line Items]
Summary of the activities of the Pre-2009 Scheme Options for employees and non-employee
	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)

Outstanding, January 1, 2013	17,870,425	0.0055	5.37	12,642
Exercised	(4,648,420)	0.0045	4.30

Outstanding, December 31, 2013	13,222,005	0.0059	4.40	33,162
Exercised	(5,841,660)	0.0057	3.24

Outstanding, vested and exercisable, December 31, 2014	7,380,345	0.0061	3.52	22,959
Exercised	(6,611,970)	0.0061	2.46

Outstanding, vested and exercisable, December 31, 2015	768,375	0.0067	2.99	2,395